UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street
         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $151,148 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903AL1    11288 15000000 PRN      SOLE                 15000000        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0     4948  4950000 PRN      SOLE                  4950000        0        0
CARNIVAL CORP                  DBCV 2.000% 4/1  143658AN2     1003   940000 PRN      SOLE                   940000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     3977  5280000 PRN      SOLE                  5280000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     2005  2000000 PRN      SOLE                  2000000        0        0
CIT GROUP INC                  8.75%PFD SER C   125581603     2175   200000 SH       SOLE                   200000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     8729  7080000 PRN      SOLE                  7080000        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461BE8    20576 20499000 PRN      SOLE                 20499000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6     2316  1770000 PRN      SOLE                  1770000        0        0
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0  42805TAA3    13320  9000000 PRN      SOLE                  9000000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     2325  2810000 PRN      SOLE                  2810000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    27926 27800000 PRN      SOLE                 27800000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     2430  2520000 PRN      SOLE                  2520000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     4791  4860000 PRN      SOLE                  4860000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0     2166  2340000 PRN      SOLE                  2340000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     2305  2750000 PRN      SOLE                  2750000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     1208  1060000 PRN      SOLE                  1060000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2      983  1000000 PRN      SOLE                  1000000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     2448  2260000 PRN      SOLE                  2260000        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5     2681  2290000 PRN      SOLE                  2290000        0        0
OSI PHARMACEUTICALS INC        NOTE 3.250% 9/0  671040AD5     3376  3600000 PRN      SOLE                  3600000        0        0
OWENS CORNING NEW              COM              690742101     7984   335651 SH       SOLE                   335651        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     2187  2170000 PRN      SOLE                  2170000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     4399  4170000 PRN      SOLE                  4170000        0        0
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0     3518  3000000 PRN      SOLE                  3000000        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0     2463  1500000 PRN      SOLE                  1500000        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9     3863  4050000 PRN      SOLE                  4050000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     1661  1890000 PRN      SOLE                  1890000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     1054  1000000 PRN      SOLE                  1000000        0        0
XILINX INC                     SDCV 3.125% 3/1  983919AD3     1043  1180000 PRN      SOLE                  1180000        0        0